UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:  9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012

Principal Amount ($)					Yield (a)	Maturity	Market Value
	SHORT-TERM INVESTMENTS - 77.5%
	BONDS & NOTES - 34.3%
20,000,000	Federal Home Loan Banks				0.160	2/8/2013	$ 20,001,400
17,550,000	Federal Home Loan Banks				0.375	1/29/2013	17,561,197
26,000,000	Federal Home Loan Banks				0.180	1/10/2013	26,003,380
27,000,000	Federal Home Loan Banks				0.210	12/21/2012	27,004,590
5,000,000	Federal Home Loan Banks				4.500	11/15/2012	5,026,600
26,000,000	Federal Home Loan Banks				0.200	11/7/2012	26,001,820
24,500,000	Federal Home Loan Banks				0.125	11/2/2012	24,498,849
6,000,000	Federal Home Loan Banks				0.125	10/25/2012	6,000,000
19,595,000	Federal Home Loan Banks				4.625	10/10/2012	19,617,064
5,000,000	Federal National Mortgage Association (b)				1.250	8/20/2013	5,046,300
2,500,000	Federal National Mortgage Association (b)				1.750	5/7/2013	2,523,700
29,400,000	Federal National Mortgage Association (b)				0.750	2/26/2013	29,471,441
2,000,000	Federal National Mortgage Association (b)				1.750	2/22/2013	2,012,340
10,000,000	Federal National Mortgage Association (b)				0.500	10/30/2012	10,002,900
10,581,000	Federal National Mortgage Association (b)				0.500	10/30/2012	10,584,280
12,280,000	United States Treasury Notes				1.125	6/15/2013	12,361,547
50,000,000	United States Treasury Notes				0.500	5/31/2013	50,107,400
3,000,000	United States Treasury Notes				1.375	5/15/2013	3,022,383
21,900,000	United States Treasury Notes				1.750	4/15/2013	22,086,492
21,750,000	United States Treasury Notes				1.375	3/15/2013	21,870,645
	TOTAL BONDS & NOTES (Cost - $340,822,533)						340,804,328

	CERTIFICATES OF DEPOSIT - 8.8%
23,000,000	Bank of Montreal				0.1900	10/3/2012	23,000,000
17,800,000	Mizuho Bank				0.1700	10/5/2012	17,800,000
23,100,000	Norinchukin Bank				0.1700	10/4/2012	23,100,000
23,200,000	Sumitomo Mitsui				0.2000	10/19/2012	23,200,000
	TOTAL CERTIFICATE OF DEPOSIT (Cost - $87,100,000)						87,100,000

	COMMERCIAL PAPER - 21.9%
22,000,000	Alpine Securities (c)				0.1900	10/25/2012	21,996,981
37,000,000	Bank of Nova Scotia				0.0800	10/1/2012	36,999,836
5,000,000	BMW US Capital (c)				0.1500	10/10/2012	4,999,771
20,000,000	Chevron (c)				0.1100	10/17/2012	19,998,900
14,700,000	Mont Blanc Capital Corp. (c)				0.1800	10/1/2012	14,699,853
5,000,000	NetJets Inc. (c)				0.1300	10/3/2012	4,999,928
21,000,000	Northern Pines (c)				0.2300	10/5/2012	20,999,195
15,400,000	Pfizer Inc. (c)				0.1000	10/9/2012	15,399,572
15,500,000	Regency Mkts (c)				0.2000	10/5/2012	15,499,483
15,300,000	Shizuoka Bank				0.2100	10/1/2012	15,299,993
23,000,000	Toronto-Dominion Holdings (c)				0.1600	10/12/2012	22,998,671
23,100,000	Wal-Mart Stores Inc. (c)				0.1100	10/5/2012	23,099,576
	TOTAL COMMERCIAL PAPER (Cost - $216,991,759)						216,991,759

	DISCOUNT AGENCY NOTES - 9.4%
26,487,000	Federal Farm Credit Discount Notes				0.010	10/1/2012	26,486,985
12,300,000	Federal Farm Credit Discount Notes				0.070	10/26/2012	12,299,354
15,000,000	Federal Home Loan Bank Discount Notes				0.130	10/5/2012	14,999,675
20,000,000	Federal Home Loan Bank Discount Notes				0.138	11/14/2012	19,996,486
20,000,000	Federal National Mortgage Association Discount Notes (b)				0.040	10/16/2012	19,999,622
	TOTAL DISCOUNT AGENCY NOTES (Cost $ 93,782,122)						93,782,122

	U.S. GOVERNMENT OBLIGATIONS - 3.1%
31,000,000	US T-Bill				0.000	10/18/2012	30,998,757
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $30,998,757)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $769,695,171)						769,676,966

No of Contracts	PURCHASED PUT OPTIONS - 0.0%
28	NASDAQ 100 E-MINI @ 2700					12-Oct	7,700
6	S&P 500 FUTR OPTN @ 1270					12-Dec	12,750
4	S&P 500 FUTR OPTN @ 1380					12-Oct	4,700
	TOTAL PURCHASED PUT OPTIONS (Cost - $18,020)						25,150

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

							Market Value
	TOTAL INVESTMENTS - 77.5% (Cost - $769,713,191)						$ 769,702,116
	OTHER ASSETS LESS LIABILITIES - 22.5%						223,509,267
	NET ASSETS - 100.0%						$ 993,211,383
(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(b)

Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(c)

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012 these securities amounted to  $164,691,9310 or 16.6% of net assets.

(d)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $769,695,171 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

					Unrealized Appreciation:		$ 55,385
					Unrealized Depreciation:		(66,460)
					Net Unrealized Depreciation:		$ (11,075)

SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS

					Notional	Notional
No. of					Value at	Value at	Unrealized
Contracts	Name			Expiration	Trade date (a)	September 30, 2012 (a)	Gain/Loss
	AUSTRALIAN DOLLAR DENOMINATED
5	90-DAY BANK BILL			12-Dec	$ 5,028,358	$ 5,028,660	$ 302
52	90-DAY BANK BILL			13-Dec	52,427,474	52,449,167	21,693
309	90-DAY BANK BILL			13-Jun	311,822,027	311,957,699	135,672
17	90-DAY BANK BILL			14-Jun	17,115,538	17,122,143	6,605
312	90-DAY BANK BILL			13-Mar	314,544,843	314,630,241	85,398
43	90-DAY BANK BILL			14-Mar	43,319,286	43,340,188	20,902
269	90-DAY BANK BILL			13-Sep	271,381,568	271,518,991	137,423
210	AUST 10Y BOND			12-Dec	20,769,084	21,165,049	395,965
354	AUST 3YR BOND			12-Dec	35,716,988	35,874,774	157,786
17	EUR/AUD			12-Dec	2,757,850	2,753,128	(4,722)
13	GBP/AUD			12-Dec	2,649,971	2,641,195	(8,776)
183	SPI 200 S			12-Dec	20,867,486	20,814,947	(52,539)
							895,709
	CANADIAN DOLLAR DENOMINATED
68	BANK ACCEPT R			12-Dec	17,055,111	17,062,214	7,103
22	BANK ACCEPT R			13-Dec	5,510,953	5,516,214	5,261
56	BANK ACCEPT R			13-Jun	14,044,958	14,051,235	6,277
139	BANK ACCEPT R			13-Mar	34,865,762	34,880,709	14,947
8	BANK ACCEPT R			14-Mar	2,003,837	2,004,676	839
27	BANK ACCEPT R			13-Sep	6,769,035	6,772,644	3,609
164	CAN 10YR BOND			12-Dec	22,715,544	22,886,978	171,434
39	CANOLA R (WCE)			13-Jan	509,706	477,182	(32,524)
41	CANOLA R (WCE)			13-Mar	525,185	501,320	(23,865)
94	CANOLA R (WCE)			12-Nov	1,154,065	1,142,295	(11,770)
17	EUR/CAD			12-Dec	2,740,393	2,737,636	(2,757)
45	GBP/CAD			12-Dec	9,008,895	9,091,377	82,482
63	S&P/TSX 60 IX			12-Dec	9,028,274	8,975,114	(53,160)
							167,876
	EURO DENOMINATED
372	3MO EURO EURIBOR			12-Dec	119,102,601	119,370,764	268,163
688	3MO EURO EURIBOR			13-Dec	220,241,357	220,550,543	309,186
100	3MO EURO EURIBOR			14-Dec	31,923,905	31,963,530	39,625
1,098	3MO EURO EURIBOR			13-Jun	351,709,620	352,248,036	538,416
383	3MO EURO EURIBOR			14-Jun	122,458,707	122,617,335	158,628
1,591	3MO EURO EURIBOR			13-Mar	509,720,728	510,534,638	813,910
562	3MO EURO EURIBOR			14-Mar	179,832,295	180,050,610	218,315
1,067	3MO EURO EURIBOR			13-Sep	341,819,507	342,217,203	397,696
349	3MO EURO EURIBOR			14-Sep	111,577,925	111,648,093	70,168
6	5YR EUR SWAPNOTE			12-Dec	959,523	960,873	1,350
143	AMSTERDAM IDX			12-Oct	12,302,627	11,923,946	(378,681)
502	CAC40 10 EURO			12-Oct	22,598,807	21,646,029	(952,778)
282	DAX INDEX			12-Dec	66,639,958	65,626,413	(1,013,545)
1	EURO BUXL 30Y BND			12-Dec	173,764	171,269	(2,495)
1,888	EURO STOXX 50			12-Dec	61,704,942	59,606,614	(2,098,328)
790	EURO-BOBL			12-Dec	127,597,126	127,693,499	96,373
67	Euro-BTP			12-Dec	8,892,999	9,081,475	188,476
833	EURO-BUND			12-Dec	151,650,932	151,869,411	218,479
12	Euro-OAT			12-Dec	2,059,143	2,067,116	7,973
1,349	EURO-SCHATZ			12-Dec	192,178,554	192,078,606	(99,948)
65	FTSE/MIB IDX			12-Dec	6,648,685	6,287,640	(361,045)
11	MAIZE			12-Nov	179,959	171,520	(8,439)
51	MILL WHEAT EURO			13-Jan	746,957	864,915	117,958
23	MILL WHEAT EURO			13-Mar	388,163	386,732	(1,431)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS

					Notional	Notional
No. of					Value at	Value at	Unrealized
Contracts	Name			Expiration	Trade date (a)	September 30, 2012 (a)	Gain/Loss
	EURO DENOMINATED (continued)
1	MILL WHEAT EURO			13-May	$ 16,557	$ 16,734	$ 177
83	MILL WHEAT EURO			12-Nov	1,171,755	1,418,281	246,526
34	RAPESEED EURO			13-Feb	1,121,280	1,061,947	(59,333)
36	RAPESEED EURO			13-May	1,174,102	1,119,206	(54,896)
36	RAPESEED EURO			12-Nov	1,150,295	1,129,044	(21,251)
							(1,360,751)
	HONG KONG DOLLAR DENOMINATED
250	HANG SENG IDX			12-Oct	33,415,759	33,649,382	233,623
2	MINI HSI IDX			12-Oct	53,250	53,839	589
							234,212
	JAPANESE YEN DENOMINATED
17	10YR MINI JGB			12-Dec	3,135,685	3,145,305	9,620
109	3MO EUROYEN TFX			13-Dec	34,859,688	34,859,447	(241)
77	3MO EUROYEN TFX			13-Jun	24,616,293	24,621,777	5,484
27	3MO EUROYEN TFX			13-Mar	8,634,973	8,632,311	(2,662)
106	3MO EUROYEN TFX			13-Sep	33,881,958	33,898,313	16,355
3	AUD/JPY X-RAT			12-Dec	620,318	617,932	(2,386)
12	AUSTL $/Yen X-RATE			12-Dec	2,466,957	2,471,729	4,772
36	BRITISH GBP/JPY			12-Dec	7,254,826	7,258,530	3,704
36	CAD/JPY X-RATE			12-Dec	7,406,105	7,304,361	(101,744)
21	CORN (TGE)			13-Jul	393,900	354,489	(39,411)
9	CRUDE OIL TCOM			13-Jan	311,243	303,040	(8,203)
8	EUR/JPY			12-Dec	1,287,759	1,285,659	(2,100)
1	EURO/JPY			12-Dec	160,258	160,707	449
7	GASOLINE TCOM			13-Feb	290,161	283,286	(6,875)
16	GASOLINE TCOM			13-Jan	637,968	653,976	16,008
33	GOLD TCOM			13-Apr	1,829,309	1,885,351	56,042
9	GOLD TCOM			12-Dec	504,374	513,610	9,236
22	GOLD TCOM			13-Feb	1,242,766	1,256,337	13,571
60	GOLD TCOM			13-Jun	3,324,499	3,428,681	104,182
3	GOLD TCOM			12-Oct	167,752	170,895	3,143
204	JPN 10Y BOND(TSE)			12-Dec	376,740,252	377,305,798	565,546
11	KEROSENE TCOM			13-Feb	481,067	475,571	(5,496)
7	KEROSENE TCOM			13-Jan	307,349	303,713	(3,636)
3	KEROSENE TCOM			13-Mar	128,803	127,950	(853)
88	NIKKEI 225 (OSE)			12-Dec	10,215,239	10,023,602	(191,637)
212	NIKKEI 225 (SGX)			12-Dec	12,297,877	12,067,086	(230,791)
626	NIKKEI 225 MINI			12-Dec	7,257,389	7,130,426	(126,963)
11	NZD/JPY			12-Dec	1,805,079	1,811,839	6,760
4	PLATINUM TCOM			13-Apr	105,355	106,901	1,546
1	PLATINUM TCOM			13-Aug	26,289	26,789	500
30	PLATINUM TCOM			13-Jun	788,937	802,527	13,590
1	SOYBEANS (TGE)			13-Aug	6,234	6,225	(9)
29	SOYBEANS (TGE)			13-Jun	188,554	181,901	(6,653)
71	TOPIX INDX R			12-Dec	6,821,896	6,693,817	(128,079)
							(27,231)
	NEW ZEALAND DOLLAR DENOMINATED
10	NEW ZEAL 3MO BILL			12-Dec	8,089,303	8,088,494	(809)
17	NEW ZEAL 3MO BILL			13-Mar	13,755,839	13,757,496	1,657
							848
	REPUBLIC OF KOREA WON DENOMINATED
12	KOSPI2 INX			12-Dec	1,427,707	1,426,335	(1,372)

	SINGAPORE DOLLAR DENOMINATED
122	MSCI SING IX ETS			12-Oct	7,031,302	6,997,556	(33,746)

	SOUTH AFRICAN RAND DENOMINATED
69	FTSE/JSE TOP 40			12-Dec	2,680,045	2,637,811	(42,234)
3	WHEAT -SAF			12-Dec	63,695	61,554	(2,141)
10	YELLOW MAIZE-SAF			12-Dec	329,144	275,299	(53,845)
							(98,220)
	SWEDISH KRONA DENOMINATED
313	OMXS30 IND			12-Oct	5,256,258	5,125,285	(130,973)

	SWISS FRANC DENOMINATED
22	BRITISH GBP/SWISS fr			12-Dec	4,423,893	4,434,002	10,109
57	EUR/CHF			12-Dec	9,170,255	9,156,815	(13,440)
3	SWISS FED BND			12-Dec	482,422	485,178	2,756
29	SWISS MKT IX R			12-Dec	2,028,166	2,008,215	(19,951)
							(20,526)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS

					Notional	Notional
No. of					Value at	Value at	Unrealized
Contracts	Name			Expiration	Trade date (a)	September 30, 2012 (a)	Gain/Loss
	UK POUNDS DENOMINATED
558	90DAY STERLING			12-Dec	$ 111,998,852	$ 112,189,724	$ 190,872
561	90DAY STERLING			13-Jun	112,537,497	112,804,232	266,735
104	90DAY STERLING			14-Jun	20,864,969	20,886,794	21,825
1,154	90DAY STERLING			13-Mar	231,727,734	232,042,930	315,196
485	90DAY STERLING			14-Mar	97,371,072	97,453,766	82,694
763	90DAY STERLING			13-Sep	153,024,595	153,406,379	381,784
23	90DAY STERLING			14-Sep	4,613,617	4,616,406	2,789
576	90DAY STERLING			13-Dec	115,517,520	115,773,827	256,307
35	COCOA - LI			12-Dec	969,761	922,893	(46,868)
27	COCOA - LI			13-Mar	738,605	709,327	(29,278)
9	COCOA - LI			13-May	245,674	237,461	(8,213)
35	EUR/GBP			12-Dec	5,648,871	5,637,938	(10,933)
426	FTSE 100 IDX			12-Dec	40,120,124	39,346,242	(773,882)
536	LONG GILT			12-Dec	104,254,612	104,523,405	268,793
18	WHEAT			12-Nov	474,817	590,015	115,198
							1,033,019
	US DOLLAR DENOMINATED
10	5YR SWAP			12-Dec	1,152,469	1,154,688	2,219
402	90DAY EURO$ R			12-Dec	100,032,100	100,178,400	146,300
1,579	90DAY EURO$ R			13-Dec	392,635,763	393,269,688	633,925
249	90DAY EURO$ R			14-Dec	61,847,638	61,910,738	63,100
1,407	90DAY EURO$ R			13-Jun	349,929,225	350,554,050	624,825
1,354	90DAY EURO$ R			14-Jun	336,572,581	337,027,525	454,944
1,805	90DAY EURO$ R			13-Mar	449,310,159	449,783,438	473,279
2,021	90DAY EURO$ R			14-Mar	502,488,950	503,254,263	765,313
180	90DAY EURO$ R			15-Mar	44,714,487	44,730,000	15,513
2,422	90DAY EURO$ R			13-Sep	602,671,619	603,380,750	709,131
951	90DAY EURO$ R			14-Sep	236,421,725	236,596,913	175,188
1,335	A$ CURRENCY			12-Dec	138,189,281	137,545,050	(644,231)
808	BP CURRENCY			12-Dec	81,433,812	81,486,800	52,988
27	BRENT CRUDE R			12-Dec	3,045,300	3,012,660	(32,640)
12	BRENT CRUDE R			13-Jan	1,332,970	1,331,160	(1,810)
268	BRENT CRUDE R			12-Nov	30,231,140	30,120,520	(110,620)
1,235	C$ CURRENCY			12-Dec	126,373,738	125,340,150	(1,033,588)
34	CHF CURRENCY			12-Dec	4,539,638	4,525,825	(13,813)
89	COCOA			12-Dec	2,283,960	2,239,240	(44,720)
35	COCOA			13-Mar	884,260	885,500	1,240
16	COCOA			13-May	411,010	406,080	(4,930)
10	COFF ROBUSTA 10tn			13-Jan	210,310	219,500	9,190
4	COFF ROBUSTA 10tn			13-Mar	86,790	88,320	1,530
47	COFF ROBUSTA 10tn			12-Nov	1,034,060	1,025,540	(8,520)
2	COFFEE 'C'			12-Dec	130,350	130,125	(225)
19	COFFEE 'C'			13-Mar	1,284,432	1,264,688	(19,744)
70	COPPER			12-Dec	6,563,241	6,576,500	13,259
8	COPPER			13-Mar	755,725	753,200	(2,525)
525	CORN			12-Dec	20,594,168	19,851,563	(742,605)
82	CORN			13-Jul	3,182,900	3,070,900	(112,000)
262	CORN			13-Mar	10,461,363	9,949,450	(511,913)
53	CORN			13-May	2,073,825	2,004,725	(69,100)
16	CORN			13-Sep	542,625	527,200	(15,425)
28	COTTON NO.2 R			12-Dec	1,057,065	989,100	(67,965)
19	COTTON NO.2 R			13-Mar	722,505	680,960	(41,545)
2	DJIA INDEX			12-Dec	267,950	267,100	(850)
359	DJIA MINI e-CBOT			12-Dec	24,111,479	23,972,225	(139,254)
13	EURO E-MINI			12-Dec	1,050,526	1,045,038	(5,488)
214	EURO FX CURR			12-Dec	34,541,639	34,405,850	(135,789)
4	FCOJ-A			12-Nov	76,680	67,890	(8,790)
2	FED FUND 30DAY			12-Dec	832,338	832,317	(21)
6	FED FUND 30DAY			13-Feb	2,497,179	2,497,075	(104)
3	FED FUND 30DAY			13-Jan	1,248,642	1,248,475	(167)
7	FED FUND 30DAY			13-Mar	2,913,442	2,913,400	(42)
1	FED FUND 30DAY			12-Nov	416,117	416,117	-
35	GAS OIL (ICE)			12-Dec	3,411,550	3,383,625	(27,925)
3	GAS OIL (ICE)			13-Feb	282,850	286,050	3,200
8	GAS OIL (ICE)			13-Jan	766,275	768,400	2,125
250	GAS OIL (ICE)			12-Nov	24,424,800	24,362,500	(62,300)
19	GAS OIL (ICE)			12-Oct	1,896,150	1,863,425	(32,725)
92	GASOLINE RBOB			12-Dec	10,690,193	10,788,288	98,095
2	GASOLINE RBOB			13-Feb	223,591	228,581	4,990
8	GASOLINE RBOB			13-Jan	915,915	918,019	2,104
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS

					Notional	Notional
No. of					Value at	Value at	Unrealized
Contracts	Name			Expiration	Trade date (a)	September 30, 2012 (a)	Gain/Loss
	US DOLLAR DENOMINATED (continued)
1	GASOLINE RBOB			13-Mar	$ 114,849	$ 114,862	$ 13
148	GASOLINE RBOB			12-Nov	17,695,142	18,151,342	456,200
4	GOLD 100 OZ R			13-Apr	710,250	711,200	950
438	GOLD 100 OZ R			12-Dec	76,866,841	77,696,820	829,979
10	GOLD 100 OZ R			13-Feb	1,725,850	1,776,100	50,250
53	HEATING OIL R			12-Dec	6,966,889	6,997,431	30,542
6	HEATING OIL R			13-Feb	784,069	782,687	(1,382)
11	HEATING OIL R			13-Jan	1,447,547	1,443,981	(3,566)
2	HEATING OIL R			13-Mar	256,032	258,678	2,646
91	HEATING OIL R			12-Nov	12,002,235	12,074,462	72,227
528	JPN YEN CURR			12-Dec	84,748,152	84,691,200	(56,952)
41	JPN YEN E-MIN			12-Dec	3,290,156	3,288,200	(1,956)
20	LEAN HOGS			12-Dec	597,640	590,000	(7,640)
3	LEAN HOGS			12-Oct	89,950	92,610	2,660
7	LIVE CATTLE R			13-Apr	380,290	371,070	(9,220)
2	LMAHDP 20121121 LME Comdty			12-Nov	103,850	105,213	1,363
27	LME COPPER			12-Dec	5,508,635	5,542,763	34,128
19	LME COPPER			13-Dec	3,855,032	3,894,288	39,256
6	LME COPPER			13-Jan	1,244,250	1,231,425	(12,825)
12	LME COPPER			13-Mar	2,497,137	2,462,850	(34,287)
21	LME COPPER			12-Nov	4,261,448	4,310,250	48,802
8	LME COPPER			13-Sep	1,514,312	1,641,000	126,688
17	LME LEAD			12-Dec	928,156	969,425	41,269
39	LME LEAD			13-Jan	2,217,419	2,228,850	11,431
22	LME LEAD			12-Nov	1,251,183	1,255,238	4,055
16	LME LEAD			12-Oct	904,839	910,300	5,461
5	LME NICKEL			12-Dec	551,208	554,280	3,072
11	LME NICKEL			13-Jan	1,214,484	1,221,000	6,516
30	LME NICKEL			13-Mar	3,281,556	3,336,300	54,744
1	LME NICKEL			12-Nov	111,780	110,754	(1,026)
7	LME PRI ALUM R			12-Dec	370,188	369,950	(238)
54	LME PRI ALUM R			13-Dec	2,941,300	2,974,050	32,750
87	LME PRI ALUM R			13-Jan	4,674,919	4,606,650	(68,269)
131	LME PRI ALUM R			13-Mar	7,035,829	6,983,938	(51,891)
30	LME PRI ALUM R			12-Nov	1,563,559	1,578,188	14,629
19	LME PRI ALUM R			12-Oct	983,236	992,394	9,158
1	LME PRI ALUM R			13-Sep	50,663	54,494	3,831
1	LME TIN			12-Dec	98,305	109,200	10,895
1	LME TIN			13-Jan	107,025	108,975	1,950
26	LME ZINC			12-Dec	1,377,631	1,362,888	(14,743)
9	LME ZINC			13-Jan	479,425	473,400	(6,025)
22	LME ZINC			12-Oct	1,122,213	1,139,325	17,112
13	LME ZINC			12-Nov	692,080	678,438	(13,642)
19	LUMBER			12-Nov	633,044	583,110	(49,934)
871	MEXICAN PESO			12-Dec	33,271,311	33,598,825	327,514
55	MILK			12-Nov	2,260,731	2,291,300	30,569
9	MILK			12-Oct	359,740	375,480	15,740
422	MSCI TAIWAN INDEX			12-Oct	11,629,335	11,621,880	(7,455)
877	NASDAQ 100 E-MINI			12-Dec	49,644,123	48,971,680	(672,443)
16	NATURAL GAS R			13-Feb	562,770	604,800	42,030
10	NATURAL GAS R			13-Jan	347,710	376,700	28,990
5	NATURAL GAS R			13-Jul	182,270	191,400	9,130
15	NATURAL GAS R			13-Mar	521,240	562,800	41,560
177	NATURAL GAS R			12-Nov	5,531,786	5,876,400	344,614
339	NEW ZEALAND $			12-Dec	27,692,603	27,930,210	237,607
25	OAT			12-Dec	449,337	463,125	13,788
13	PALLADIUM			12-Dec	864,667	833,040	(31,627)
32	PLATINUM			13-Jan	2,615,990	2,670,880	54,890
16	RED WHEAT MGE			12-Dec	752,163	766,800	14,637
320	Russell 2000 Mini			12-Dec	27,077,010	26,700,800	(376,210)
6	S&P 500			12-Dec	2,173,150	2,151,300	(21,850)
92	S&P MID 400 EMINI			12-Dec	9,244,938	9,075,800	(169,138)
3,853	S&P500 EMINI			12-Dec	278,469,898	276,308,263	(2,161,635)
532	SGX S&P CNX NIFTY			12-Oct	6,074,644	6,089,272	14,628
103	SILVER			12-Dec	17,522,866	17,807,155	284,289
11	SILVER			13-Mar	1,856,925	1,906,025	49,100
116	SOYBEAN			13-Jan	9,522,675	9,295,950	(226,725)
1	SOYBEAN			13-Jul	73,513	74,838	1,325
46	SOYBEAN			13-Mar	3,623,975	3,597,775	(26,200)
17	SOYBEAN			13-May	1,333,075	1,293,275	(39,800)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS

					Notional	Notional
No. of					Value at	Value at	Unrealized
Contracts	Name			Expiration	Trade date (a)	September 30, 2012 (a)	Gain/Loss
	US DOLLAR DENOMINATED (continued)
261	SOYBEAN			12-Nov	$ 20,670,218	$ 20,893,050	$ 222,832
162	SOYBEAN MEAL R			12-Dec	7,870,763	7,887,780	17,017
47	SOYBEAN MEAL R			13-Jan	2,359,120	2,274,330	(84,790)
56	SOYBEAN MEAL R			13-Mar	2,559,840	2,623,040	63,200
1	SOYBEAN MEAL R			13-May	43,450	44,700	1,250
30	SOYBEAN OIL R			12-Dec	1,009,635	947,880	(61,755)
7	SOYBEAN OIL R			13-Jan	239,262	222,600	(16,662)
115	SUGAR #11 (WORLD)			13-Mar	2,649,763	2,630,096	(19,667)
62	SUGAR #11 (WORLD)			13-May	1,410,841	1,420,742	9,901
2,198	US 10YR NOTE (CBT)			12-Dec	292,461,399	293,398,657	937,258
795	US 2YR NOTE (CBT)			12-Dec	175,256,103	175,322,344	66,241
1,415	US 5YR NOTE (CBT)			12-Dec	175,861,408	176,355,430	494,022
334	US LONG BOND(CBT)			12-Dec	49,941,758	49,891,250	(50,508)
27	US ULTRA BOND(CBT)			12-Dec	4,506,969	4,460,906	(46,063)
159	WHEAT (CBT)			12-Dec	7,122,628	7,174,875	52,247
8	WHEAT (CBT)			13-Jul	345,475	346,800	1,325
81	WHEAT (CBT)			13-Mar	3,653,862	3,694,612	40,750
19	WHEAT (CBT)			13-May	858,812	860,937	2,125
1	WHEAT (CBT)			13-Sep	43,412	43,437	25
74	WHEAT (KCB)			12-Dec	3,380,650	3,431,750	51,100
19	WHEAT (KCB)			13-Mar	875,663	892,525	16,862
29	WHEAT (KCB)			13-May	1,335,975	1,356,837	20,862
6	WHITE SUGAR (LIF)			12-Dec	168,585	172,350	3,765
1	WTI CRUDE			12-Dec	92,370	92,560	190
50	WTI CRUDE			13-Jun	4,432,460	4,706,000	273,540
109	WTI CRUDE			12-Nov	10,439,250	10,048,710	(390,540)
66	WTI CRUDE			13-Sep	6,320,970	6,189,480	(131,490)
							1,190,430

57,671	TOTAL LONG FUTURES CONTRACTS					$ 10,667,024,893	$ 1,849,275

SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS

	AUSTRALIAN DOLLAR DENOMINATED
(12)	30-DAY INTERBANK			12-Oct	$ (2,967,103)	$ (2,968,331)	$ (1,228)
(383)	90-DAY BANK BILL			12-Dec	(385,125,679)	(385,195,348)	(69,669)
(22)	90-DAY BANK BILL			13-Jun	(22,205,304)	(22,210,580)	(5,276)
							(76,173)
	CANADIAN DOLLAR DENOMINATED
(6)	BANK ACCEPT			12-Dec	(1,504,472)	(1,505,489)	(1,017)
(27)	BANK ACCEPT			13-Jun	(6,762,936)	(6,774,703)	(11,767)
(5)	BANK ACCEPT			13-Sep	(1,251,906)	(1,254,193)	(2,287)
							(15,071)
	EURO DENOMINATED
(192)	3MO EURO EURIBOR			12-Dec	(61,598,629)	(61,610,717)	(12,088)
(1)	DAX INDEX			12-Dec	(238,505)	(232,718)	5,787
(3)	EURO BUXL 30Y BND			12-Dec	(499,276)	(513,808)	(14,532)
(12)	EURO-BOBL			12-Dec	(1,933,604)	(1,939,648)	(6,044)
(34)	EURO-BUND			12-Dec	(6,114,930)	(6,198,751)	(83,821)
(2)	MAIZE FUT			13-Jan	(30,575)	(31,250)	(675)
(1)	MAIZE FUT			13-Mar	(15,544)	(15,689)	(145)
(1)	RAPESEED EURO			12-Nov	(30,832)	(31,362)	(530)
							(112,048)
	HONG KONG DOLLAR DENOMINATED
(39)	H-SHARES IDX			12-Oct	(2,459,624)	(2,478,677)	(19,053)

	JAPANESE YEN DENOMINATED
(5)	3MO EUROYEN TFX			12-Dec	(1,598,304)	(1,598,336)	(32)
(3)	CHF/JPY			12-Dec	(806,856)	(798,390)	8,466
(1)	CORN (TGE)			13-Sep	(16,887)	(16,528)	359
(7)	CRUDE OILFUT TCOM			13-Feb	(232,100)	(234,216)	(2,116)
(2)	GASOLINE FUT TCOM			13-Mar	(81,362)	(81,670)	(308)
(1)	NIKKEI 225 (OSE)			12-Dec	(114,162)	(113,905)	257
(15)	PLATINUM FUT TCOM			13-Feb	(345,863)	(400,975)	(55,112)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS

					Notional	Notional
No. of					Value at	Value at	Unrealized
Contracts	Name			Expiration	Trade date (a)	September 30, 2012 (a)	Gain/Loss
	JAPANESE YEN DENOMINATED (continued)
(21)	RUBBER FUT TCOM			13-Feb	$ (312,045)	$ (348,833)	$ (36,788)
(39)	RUBBER FUT TCOM			13-Jan	(555,189)	(645,081)	(89,892)
(10)	TOPIX INDX			12-Dec	(928,399)	(942,791)	(14,392)
							(189,558)
	MALAYSIAN RINGGIT DENOMINATED
(1)	CRUDE PALM OIL			12-Dec	(24,150)	(20,807)	3,343

	NEW ZEALAND DOLLAR DENOMINATED
(31)	AUD/NZD X-RAT			12-Dec	(6,503,393)	(6,435,848)	67,545
(13)	GBP/NZD			12-Dec	(2,650,955)	(2,641,845)	9,110
							76,655
	NORWEGIAN KRONE DENOMINATED
(6)	EUR/NOK			12-Dec	(977,467)	(967,647)	9,820

	REPUBLIC OF KOREA WON DENOMINATED
(319)	US DOLLAR FUT			12-Oct	(3,233,868)	(3,194,650)	39,218

	SOUTH AFRICAN RAND DENOMINATED
(7)	WHITE MAIZE-SAF			12-Dec	(194,850)	(190,857)	3,993

	SWISS FRANC DENOMINATED
(283)	Euro CHF 3MO LIF			12-Dec	(75,302,378)	(75,289,503)	12,875
(260)	Euro CHF 3MO LIF			13-Mar	(69,199,085)	(69,191,317)	7,768
(2)	Euro CHF 3MO LIF			13-Sep	(532,348)	(532,401)	(53)
(11)	Euro CHF 3MO LIFF			13-Jun	(2,927,484)	(2,927,910)	(426)
(35)	SWISS MKT IX			12-Dec	(2,439,125)	(2,423,707)	15,418
							35,582
	UK POUNDS DENOMINATED
(118)	90DAY STERLING			12-Dec	(23,704,763)	(23,724,709)	(19,946)
(22)	90DAY STERLING			13-Jun	(4,419,673)	(4,423,695)	(4,022)
(24)	90DAY STERLING			14-Jun	(4,816,270)	(4,820,029)	(3,759)
(2)	90DAY STERLING			13-Mar	(401,790)	(402,154)	(364)
(56)	90DAY STERLING			14-Mar	(11,241,259)	(11,252,394)	(11,135)
(52)	90DAY STERLING			13-Sep	(10,445,700)	(10,454,956)	(9,256)
(53)	90DAY STERLING			13-Dec	(10,642,655)	(10,652,800)	(10,145)
(74)	COCOA - LI			12-Dec	(1,952,861)	(1,951,260)	1,601
(5)	COCOA - LI			13-Mar	(127,784)	(131,357)	(3,573)
(2)	EURO/GBP			12-Dec	(322,656)	(322,168)	488
(2)	LONG GILT			12-Dec	(388,623)	(390,013)	(1,390)
							(61,501)
	US DOLLAR DENOMINATED
(131)	90DAY EURO$			12-Dec	(32,636,675)	(32,645,200)	(8,525)
(51)	90DAY EURO$			13-Dec	(12,688,788)	(12,702,188)	(13,400)
(49)	90DAY EURO$			14-Jun	(12,192,538)	(12,196,713)	(4,175)
(65)	90DAY EURO$			14-Mar	(16,175,363)	(16,185,813)	(10,450)
(69)	90DAY EURO$			13-Sep	(17,179,025)	(17,189,625)	(10,600)
(26)	90DAY EURO$			14-Sep	(6,466,500)	(6,468,475)	(1,975)
(51)	BP CURRENCY			12-Dec	(5,162,431)	(5,143,350)	19,081
(5)	BRAZIL REAL			12-Dec	(240,950)	(244,875)	(3,925)
(2)	BRENT CRUDE			13-Apr	(213,680)	(218,320)	(4,640)
(142)	BRENT CRUDE			12-Dec	(15,979,570)	(15,844,360)	135,210
(1)	BRENT CRUDE			13-Jan	(108,620)	(110,930)	(2,310)
(2)	BRENT CRUDE			12-Nov	(221,760)	(224,780)	(3,020)
(5)	CATTLE FEEDER			13-Jan	(374,076)	(368,438)	5,638
(26)	CATTLE FEEDER			12-Nov	(1,911,620)	(1,876,550)	35,070
(8)	CATTLE FEEDER			12-Oct	(574,262)	(575,200)	(938)
(11)	CBOE VIX			12-Nov	(199,500)	(198,550)	950
(20)	CBOE VIX			12-Oct	(342,400)	(328,000)	14,400
(119)	CHF CURRENCY			12-Dec	(15,837,578)	(15,840,388)	(2,810)
(7)	COCOA			12-Dec	(173,510)	(176,120)	(2,610)
(9)	COCOA			13-Mar	(223,590)	(227,700)	(4,110)
(13)	COCOA			13-May	(325,740)	(329,940)	(4,200)
(11)	COFF ROBUSTA 10tn			13-Jan	(227,550)	(241,450)	(13,900)
(41)	COFF ROBUSTA 10tn			12-Nov	(845,250)	(894,620)	(49,370)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS

					Notional	Notional
No. of					Value at	Value at	Unrealized
Contracts	Name			Expiration	Trade date (a)	September 30, 2012 (a)	Gain/Loss
	US DOLLAR DENOMINATED (continued)
(52)	COFFEE 'C'			12-Dec	$ (3,254,081)	$ (3,383,250)	$ (129,169)
(1)	COFFEE 'C'			13-Jul	(63,525)	(68,606)	(5,081)
(24)	COFFEE 'C'			13-Mar	(1,526,475)	(1,597,500)	(71,025)
(19)	COFFEE 'C'			13-May	(1,240,256)	(1,284,281)	(44,025)
(1)	COPPER			13-Mar	(88,262)	(94,150)	(5,888)
(22)	CORN			12-Dec	(819,225)	(831,875)	(12,650)
(22)	CORN			13-Mar	(829,200)	(835,450)	(6,250)
(18)	CORN			13-May	(668,312)	(680,850)	(12,538)
(106)	COTTON NO.2			12-Dec	(3,832,170)	(3,744,450)	87,720
(44)	COTTON NO.2			13-Mar	(1,624,175)	(1,576,960)	47,215
(30)	COTTON NO.2			13-May	(1,114,710)	(1,091,400)	23,310
(210)	DOLLAR INDEX			12-Dec	(16,724,850)	(16,805,250)	(80,400)
(6)	E-MINI CRUDE OIL			12-Dec	(292,563)	(277,680)	14,883
(9)	E-MINI CRUDE OIL			13-Jan	(439,163)	(418,500)	20,663
(1)	E-MINI NATURAL GAS			12-Dec	(7,800)	(9,038)	(1,238)
(32)	E-MINI NATURAL GAS			12-Nov	(231,275)	(265,600)	(34,325)
(524)	EURO FX CURR			12-Dec	(84,657,575)	(84,246,100)	411,475
(2)	FCOJ-A			13-Jan	(33,150)	(34,020)	(870)
(26)	FCOJ-A			12-Nov	(432,825)	(441,285)	(8,460)
(3)	FED FUND 30DAY			12-Nov	(1,248,329)	(1,248,350)	(21)
(2)	FED FUND 30DAY			12-Oct	(832,213)	(832,192)	21
(28)	FTSE CHINA A50			12-Oct	(193,460)	(204,260)	(10,800)
(130)	GAS OIL FUT (ICE)			12-Dec	(12,660,250)	(12,567,750)	92,500
(3)	GASOLINE RBOB			13-Feb	(345,878)	(342,871)	3,007
(4)	GASOLINE RBOB			13-Mar	(449,492)	(459,446)	(9,954)
(12)	HEATING OIL			12-Dec	(1,562,812)	(1,584,324)	(21,512)
(1)	HEATING OIL			12-Nov	(131,707)	(132,686)	(979)
(17)	LEAN HOGS			13-Apr	(586,050)	(595,340)	(9,290)
(117)	LEAN HOGS			12-Dec	(3,512,286)	(3,451,500)	60,786
(225)	LEAN HOGS			13-Feb	(7,110,520)	(7,222,500)	(111,980)
(203)	LIVE CATTLE			12-Dec	(10,167,596)	(10,125,640)	41,956
(72)	LIVE CATTLE			13-Feb	(3,779,180)	(3,698,640)	80,540
(1)	LIVE CATTLE			12-Oct	(48,790)	(48,830)	(40)
(94)	LMAHDP 20121121 LME Comdty			12-Nov	(4,413,879)	(4,944,988)	(531,109)
(3)	LME COPPER			12-Dec	(625,013)	(615,863)	9,150
(5)	LME COPPER			13-Jun	(1,027,663)	(1,026,188)	1,475
(1)	LME LEAD Dec 12			12-Dec	(56,099)	(57,025)	(926)
(4)	LME NICKEL			13-Jan	(376,788)	(444,000)	(67,212)
(7)	LME NICKEL			13-Mar	(680,922)	(778,470)	(97,548)
(3)	LME NICKEL			13-May	(278,322)	(334,296)	(55,974)
(1)	LME NICKEL			12-Nov	(94,104)	(110,754)	(16,650)
(5)	LME NICKEL			12-Oct	(486,000)	(553,170)	(67,170)
(40)	LME PRI ALUM			12-Dec	(1,960,525)	(2,114,000)	(153,475)
(6)	LME PRI ALUM			13-Jan	(345,488)	(317,700)	27,788
(89)	LME PRI ALUM			13-Jun	(4,611,612)	(4,797,100)	(185,488)
(1)	LME TIN			13-Jan	(98,250)	(108,975)	(10,725)
(1)	LME TIN			13-Mar	(90,635)	(108,925)	(18,290)
(10)	LME ZINC			12-Dec	(474,963)	(524,188)	(49,225)
(28)	LME ZINC			13-Jan	(1,492,175)	(1,472,800)	19,375
(2)	LME ZINC			13-Mar	(93,075)	(105,938)	(12,863)
(7)	LME ZINC			13-May	(325,612)	(373,581)	(47,969)
(1)	LME ZINC			12-Nov	(44,650)	(52,188)	(7,538)
(3)	LUMBER			12-Nov	(90,277)	(92,070)	(1,793)
(9)	NATURAL GAS			13-Apr	(319,940)	(335,700)	(15,760)
(180)	NATURAL GAS			12-Dec	(5,906,700)	(6,507,000)	(600,300)
(11)	NATURAL GAS			13-Feb	(382,360)	(415,800)	(33,440)
(28)	NATURAL GAS			13-Jan	(988,910)	(1,054,760)	(65,850)
(2)	NATURAL GAS			13-Jun	(67,200)	(75,820)	(8,620)
(12)	NATURAL GAS			13-Mar	(422,600)	(450,240)	(27,640)
(3)	NATURAL GAS			13-May	(99,060)	(112,680)	(13,620)
(134)	NATURAL GAS			12-Nov	(4,058,650)	(4,448,800)	(390,150)
(10)	PALLADIUM			12-Dec	(636,341)	(640,800)	(4,459)
(5)	PLATINUM			13-Jan	(417,246)	(417,325)	(79)
(2)	RED WHEAT FUT MGE			13-Mar	(94,000)	(96,675)	(2,675)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS

					Notional	Notional
No. of					Value at	Value at	Unrealized
Contracts	Name			Expiration	Trade date (a)	September 30, 2012 (a)	Gain/Loss
	US DOLLAR DENOMINATED (continued)
(45)	ROUGH RICE (CBOT)			12-Nov	$ (1,410,966)	$ (1,392,750)	$ 18,216
(15)	RUSSIAN RUBLE			12-Dec	(1,173,650)	(1,187,250)	(13,600)
(81)	SA RAND CURR(CME)			12-Dec	(4,835,313)	(4,811,400)	23,913
(7)	SOYBEAN			13-Jan	(560,975)	(560,962)	13
(17)	SOYBEAN			12-Nov	(1,360,687)	(1,360,850)	(163)
(49)	SOYBEAN OIL			12-Dec	(1,543,919)	(1,548,204)	(4,285)
(12)	SOYBEAN OIL			13-Jan	(397,482)	(381,600)	15,882
(17)	SOYBEAN OIL			13-Mar	(555,474)	(544,884)	10,590
(59)	SUGAR #11 (WORLD)			13-Jul	(1,357,709)	(1,353,979)	3,730
(317)	SUGAR #11 (WORLD)			13-Mar	(7,240,296)	(7,249,917)	(9,621)
(132)	SUGAR #11 (WORLD)			13-May	(3,016,059)	(3,024,806)	(8,747)
(5)	SUGAR #11 (WORLD)			13-Oct	(115,786)	(116,592)	(806)
(30)	US 5YR NOTE (CBT)			12-Dec	(3,729,461)	(3,738,984)	(9,523)
(337)	US LONG BOND(CBT)			12-Dec	(49,794,118)	(50,339,375)	(545,257)
(58)	US ULTRA BOND(CBT			12-Dec	(9,473,804)	(9,582,687)	(108,883)
(15)	WHEAT (CBT)			12-Dec	(658,937)	(676,875)	(17,938)
(23)	WHEAT (CBT)			13-Mar	(1,026,324)	(1,049,087)	(22,763)
(12)	WHEAT (CBT)			13-May	(534,688)	(543,750)	(9,062)
(4)	WHEAT (KCB)			12-Dec	(180,425)	(185,500)	(5,075)
(3)	WHITE SUGAR (LIF)			12-Dec	(83,120)	(86,175)	(3,055)
(34)	WHITE SUGAR (LIF)			13-Mar	(950,665)	(956,590)	(5,925)
(7)	WHITE SUGAR (LIF)			13-May	(193,125)	(196,840)	(3,715)
(2)	WTI CRUDE			13-Apr	(186,160)	(187,960)	(1,800)
(129)	WTI CRUDE			12-Dec	(12,282,900)	(11,940,240)	342,660
(1)	WTI CRUDE			12-Dec	(91,910)	(92,560)	(650)
(19)	WTI CRUDE			13-Feb	(1,833,440)	(1,774,980)	58,460
(132)	WTI CRUDE			13-Jan	(12,616,600)	(12,276,000)	340,600
(11)	WTI CRUDE			13-Jun	(1,017,660)	(1,035,320)	(17,660)
(6)	WTI CRUDE			13-Mar	(560,370)	(562,560)	(2,190)
(2)	WTI CRUDE			13-May	(187,300)	(188,220)	(920)
(131)	WTI CRUDE			12-Nov	(12,211,401)	(12,076,890)	134,511
(2)	WTI CRUDE			12-Nov	(188,900)	(184,380)	4,520
							(1,890,331)

(7,474)	TOTAL SHORT FUTURES CONTRACTS					$ (1,195,612,161)	$ (2,195,124)

(a)

This Schedule of Financial Futures provides the detail of futures contracts the fund held as of the date of the financial statements, September 30, 2012. The amounts shown in column 4 ("Notional Value at Trade Date") and column 5 ("Notional Value at September 30, 2012") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative fianancial instruments. Finally, the notional values as set forth within this Schedule of Financial Futures do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools outlined elsewhere in this report, which, as noted above totals approximately $183,548,883.

No of Contracts	WRITTEN PUT OPTIONS - 0.0%					Maturity	Market Value
(28)	NASDAQ 100 E-MINI @ 2770					12-Oct	$ (17,220)
(6)	S&P 500 FUTR OPTN @ 1350					12-Dec	(26,400)
(4)	S&P 500 FUTR OPTN @1415					12-Oct	(10,800)
	TOTAL WRITTEN PUT OPTIONS (Proceeds - $37,190)						$ (54,420)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

	As of September 30, 2012 the following Forward Currency Exchange contracts were open:

							Unrealized
			Expiration	Currency Amount	Cost		Appreciation /(depreciation)
	Purchase Contracts *	Currency	Dates	Purchased	(US $)	Fair Value
	AUSTRALIAN DOLLAR	AUD	10/2-12/19/2012	34,554,918	$ 35,595,240	$ 35,615,874	$ 20,634
	BRAZILIAN REAL	BRL	12/4-12/19/2012	8,751,858	4,256,472	4,277,339	20,867
	CANADIAN DOLLAR	CAD	12/19/2012	16,961,338	17,246,895	17,211,018	(35,877)
	CHILEAN PESO	CLP	10/31-12/19/2012	4,539,166,332	9,375,158	9,458,342	83,184
	CHINA YUAN RENMINBI	RMB	12/31-1/31/2013	87,514,703	13,725,036	13,762,451	37,415
	COLOMBIAN PESO	COP	12/19/2012	13,324,660,855	7,286,288	7,322,982	36,694
	CZECH KORUNA	CZK	10/1-12/19/2012	117,779,733	6,173,766	6,027,200	(146,566)
	EURO	EUR	10/1-12/19/2012	15,846,997	20,517,363	20,396,285	(121,078)
	HUNGARY FORINT	HUF	10/2-12/19/2012	3,686,639,603	16,306,463	16,450,347	143,884
	INDIAN RUPEE	INR	10/31-12/19/2012	414,864,123	7,539,275	7,735,122	195,847
	INDONESIAN RUPIAH	IDR	10/31-12/19/2012	55,850,081,112	5,791,642	5,766,813	(24,829)
	JAPANESE YEN	JPY	12/19/2012	1,228,825,354	15,740,887	15,774,937	34,050
	MALAYSIAN RINGGIT	MYR	10/31-12/19/2012	4,803,983	1,561,638	1,564,796	3,158
	MEXICAN PESO	MXN	12/19/2012	118,006,278	8,976,324	9,104,951	128,627
	NEW ISRAELI SHEKEL	ILS	12/19/2012	3,604,766	913,179	916,980	3,801
	NEW ZEALAND DOLLAR	NZD	10/212/19/2012	18,850,581	15,214,182	15,564,875	350,693
	NORWEGIAN KRONE	NOK	10/2-12/19/2012	151,436,916	26,216,767	26,372,747	155,980
	PERUVIAN NUEVO SOL	PEN	12/19/2012	13,923,426	5,298,049	5,335,285	37,236
	PHILIPPINO PESO	PHP	10/31-12/19/2012	261,388,051	6,196,279	6,252,229	55,950
	POLISH ZLOTY	PLN	10/1-12/19/2012	50,040,899	15,446,694	15,493,103	46,409
	REPUBLIC OF KOREA WON	KRW	12/20/2012	13,835,478,191	12,152,367	12,398,906	246,539
	RUSSIAN ROUBLE	RUB	10/31-12/19/2012	362,177,017	11,395,522	11,510,174	114,652
	SINGAPORE DOLLAR	SGD	12/19/2012	10,401,071	8,359,076	8,473,843	114,767
	SOUTH AFRICAN RAND	ZAR	12/19/2012	47,135,360	5,659,094	5,605,255	(53,839)
	SWEDISH KRONA	SEK	10/1-12/19/2012	116,868,370	17,631,553	17,759,586	128,033
	TAIWAN DOLLAR	TWD	10/31-12/19/2012	390,431,740	13,201,052	13,335,287	134,235
	THAI BAHT	THB	12/19/2012	268,683,519	8,567,206	8,677,133	109,927
	TURKISH LIRA	TRY	12/19/2012	30,148,415	16,438,487	16,598,703	160,216
	UK POUNDS	GBP	12/19/2012	8,724,426	14,010,338	14,101,591	91,253

					$ 346,792,292	$ 348,864,154	$ 2,071,862

							Unrealized
			Expiration	Currency Amount	Cost		Appreciation /(depreciation)
	Sales Contracts	Currency	Dates	Purchased	(US $)	Fair Value
	AUSTRALIAN DOLLAR	AUD	10/2-12/19/2012	(19,168,589)	$ (19,845,775.00)	$ (19,757,439.00)	$ 88,336.00
	BRAZILIAN REAL	BRL	12/4-12/19/2012	(3,546,290)	(1,725,271)	(1,734,502)	(9,231)
	CANADIAN DOLLAR	CAD	12/19/2012	(12,881,543)	(13,082,143)	(13,071,166)	10,977
	CHILEAN PESO	CLP	12/19/2012	(866,422,091)	(1,802,258)	(1,803,660)	(1,402)
	CHINA YUAN RENMINBI	RMB	12/31-1/31/2013	(10,333,304)	(1,625,036)	(1,626,418)	(1,382)
	COLOMBIAN PESO	COP	12/19/2012	(2,156,327,803)	(1,165,256)	(1,185,077)	(19,821)
	CZECH KORUNA	CZK	12/19/2012	(76,073,978)	(3,909,230)	(3,892,973)	16,257
	EURO	EUR	10/01-12/19/2012	(55,335,464)	(71,380,419)	(71,222,728)	157,691
	HUNGARY FORINT	HUF	10/2-12/19/2012	(578,559,947)	(2,600,875)	(2,582,673)	18,202
	INDIAN RUPEE	INR	12/19/2012	(156,094,798)	(2,767,105)	(2,908,457)	(141,352)
	INDONESIAN RUPIAH	IDR	10/31-12/19/2012	(51,677,947,140)	(5,342,360)	(5,343,840)	(1,480)
	JAPANESE YEN	JPY	12/19/2012	(1,300,336,309)	(16,634,281)	(16,692,953)	(58,672)
	MALAYSIAN RINGGIT	MYR	12/19/2012	(1,365,073)	(436,362)	(443,694)	(7,332)
	MEXICAN PESO	MXN	12/19/2012	(23,793,116)	(1,832,162)	(1,835,793)	(3,631)
	NEW ISRAELI SHEKEL	ILS	12/19/2012	(7,387,571)	(1,838,608)	(1,879,249)	(40,641)
	NEW ZEALAND DOLLAR	NZD	10/2-12/19/2012	(7,902,532)	(6,452,275)	(6,525,416)	(73,141)
	NORWEGIAN KRONE	NOK	10/2-12/19/2012	(75,080,853)	(13,024,312)	(13,075,509)	(51,197)
	PERUVIAN NUEVO SOL	PEN	12/19/2012	(4,201,871)	(1,607,430)	(1,610,105)	(2,675)
	PHILIPPINO PESO	PHP	12/19/2012	(50,278,041)	(1,204,689)	(1,202,299)	2,390
	POLISH ZLOTY	PLN	10/1-12/19/2012	(8,213,445)	(2,572,738)	(2,546,492)	26,246
	REPUBLIC OF KOREA WON	KRW	12/20/2012	(3,785,126,567)	(3,334,076)	(3,392,107)	(58,031)
	RUSSIAN ROUBLE	RUB	10/31-12/19/2012	(195,627,114)	(5,925,506)	(6,239,281)	(313,775)
	SINGAPORE DOLLAR	SGD	12/19/2012	(1,612,288)	(1,310,639)	(1,313,545)	(2,906)
	SOUTH AFRICAN RAND	ZAR	12/19/2012	(13,693,325)	(1,623,888)	(1,628,386)	(4,498)
	SWEDISH KRONA	SEK	10/1-12/19/2012	(44,262,378)	(6,700,086)	(6,726,401)	(26,315)
	TAIWAN DOLLAR	TWD	10/31-12/19/2012	(350,140,804)	(11,756,925)	(11,958,635)	(201,710)
	THAI BAHT	THB	12/19/2012	(23,898,785)	(763,998)	(771,811)	(7,813)
	TURKISH LIRA	TRY	12/19/2012	(2,578,825)	(1,415,058)	(1,419,814)	(4,756)
	UK POUNDS	GBP	12/19/2012	(13,906,666)	(22,429,147)	(22,477,824)	(48,677)

					$ (226,107,908)	$ (226,868,247)	$ (760,339)

	Total unrealized gain on forward foreign currency contracts						$ 1,311,523

	* For the purpose of this presentation, each cross-currency contract is shown as both a purchase and a sale against the US Dollar.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

Altegris Advisors, LLC (the “Advisor”) fair values AMFS investments daily based on the CTA’s position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA.  The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA.  The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisors estimate or the CTA’s estimate. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.   For financial reporting purposes, at September 30, 2012, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price at 4pm eastern time.

Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 340,804,328	$ -	$ 340,804,328
Certificates of Deposit		87,100,000	-	87,100,000
Commercial Paper		216,991,759	-	216,991,759
Discount Agency Notes		93,782,122	-	93,782,122
U.S. Government Obligations	-	30,998,757	-	30,998,757

Derivative
Futures	$ 20,167,866	$ -	$ -	$ 20,167,866
Purchase put options	25,150	-	-	25,150
Forward currency exchange contracts	-	2,774,150	-	2,774,150

Liabilities
Derivatives
Futures	$ (20,513,715)	$ -	$ -	$ (20,513,715)
Written put options	(54,420)	-	-	(54,420)
Forward currency exchange contracts	-	(1,462,627)	-	(1,462,627)
* Refer to the Consolidated Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

The consolidated financial statements of the Fund include AMFS Fund Limited (“AMFS”), a wholly-owned and controlled subsidiary, of which the Fund may invest up to 25% of its total assets.  AMFS invests in the global derivatives markets through the use of a separate controlled foreign corporation (“CFC”), Alternative Strategies Limited Fund (“ASL”).  ASL, a wholly–owned subsidiary, is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on July 7, 2010 and is a disregarded entity for US tax purpose. ASL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

A summary of the Fund's investemnt in AMFS is as follows:

	Inception Date of AMFS	AMFS Net Assets at September 30, 2012	% of Total Net Assets at September 30, 2012
AMFS	September 1, 2010	$183,548,883	18.48%

Futures and forwards - Futures and forward contracts are commitments either to purchase or sell a designated financial instrument, currency, commodity or an index at a specified future date for a specified price and may be settled in cash or another financial asset. Futures are standardized exchange-traded contracts whereas forwards are individually traded over- the-counter contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Futures contracts have little credit risk because the counterparties are futures exchanges. Forward contracts result in credit exposure to the counterparty.

Futures and forward contracts both result in exposure to market risk based on changes in market prices relative to contracted amounts. Market risks arise due to the possible movement in foreign currency exchange rates, indices, and securities’ values underlying these instruments. In addition, because of the low margin deposits normally required in relation to notional contract sizes, a high degree of leverage may be typical of a futures or forward trading account. As a result, a relatively small price movement in an underlying of a futures or forward contract may result in substantial losses to the Fund. While forward contracts are generally subject to liquidity risk, futures trading may also be illiquid. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavourable positions and thus could be subject to substantial losses.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of September 30, 2012 categorized by risk exposure.

Unrealized appreciation/(depreciation) on derivatives recognized in the consolidated Portfolio of Investments
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interst Rate contracts	Total Value at September 30, 2012
Futures	$ (9,897,132)	$ (823,909)	$ (908,991)	$ 11,284,183	$ (345,849)
Purchased Options	7,130	-	-	-	7,130
Written options	(17,230)	-	-	-	(17,230)
Forward Contracts	-	1,311,523	-	-	1,311,523
	$ (9,907,232)	$ 487,614	$ (908,991)	$ 11,284,183	$ 955,574

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at September30, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/28/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/28/2012